Average Annual Total Returns - FidelityChinaRegionFund-AMCIZPRO - FidelityChinaRegionFund-AMCIZPRO - Fidelity China Region Fund	Dec. 30, 2024
Fidelity Advisor China Region Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(6.31%)
Past 5 years	4.02%
Past 10 years	3.59%
Fidelity Advisor China Region Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(6.62%)
Past 5 years	3.13%
Past 10 years	2.54%
Fidelity Advisor China Region Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.45%)
Past 5 years	3.27%
Past 10 years	2.80%
Fidelity Advisor China Region Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(2.25%)
Past 5 years	4.50%
Past 10 years	3.59%
Fidelity Advisor China Region Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(4.31%)
Past 5 years	4.21%
Past 10 years	3.51%
Fidelity Advisor China Region Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(0.27%)
Past 5 years	5.58%
Past 10 years	4.53%
Fidelity Advisor China Region Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(0.13%)
Past 5 years	5.72%
Since Inception	3.44%	[1]
IXYE2
Average Annual Return:
Past 1 year	(0.95%)
Past 5 years	1.98%
Past 10 years	3.56%
MC041
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	2.70%

[1]	A From October 2, 2018 .